INCOME TAXES - Components of tax OCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred income taxes attributed to:
Financial instruments designated as cash flow hedges	$ 0	$ (2)	$ (4)
Other	2	(20)	15
Revaluation surplus
Origination and reversal of temporary differences	(356)	(1,117)	(248)
Relating to changes in tax rates / imposition of new tax laws	(59)	54	586
Total deferred income taxes	$ (413)	$ (1,085)	$ 349